                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7115

                      (Investment Company Act File Number)

                      Federated Total Return Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/07

             Date of Reporting Period:  Fiscal year ended 11/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

Established 2001

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2007

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$10.67	$10.52	$10.79	$10.75	$10.62
Income From Investment Operations:
Net investment income	0.50	0.47	0.45	0.46 [2]	0.46
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.07	0.15	(0.26)	0.05	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.57	0.62	0.19	0.51	0.60
Less Distributions:
Distributions from net investment income	(0.51)	(0.47)	(0.46)	(0.47)	(0.47)
Net Asset Value, End of Period	$10.73	$10.67	$10.52	$10.79	$10.75
Total Return [3]	5.53%	6.10%	1.77%	4.81%	5.69%

Ratios to Average Net Assets:
Net expenses	0.89%	0.93%	0.90%	0.93%	0.87%
Net investment income	4.76%	4.36%	4.25%	4.24%	4.20%
Expense waiver/reimbursement [4]	0.19%	0.20%	0.21%	0.23%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$213,721	$137,545	$92,425	$71,788	$94,713
Portfolio turnover	36%	56%	37%	16%	60%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$10.67	$10.52	$10.79	$10.75	$10.62
Income From Investment Operations:
Net investment income	0.44	0.42	0.40	0.40 [2]	0.41
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.07	0.15	(0.26)	0.05	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.51	0.57	0.14	0.45	0.54
Less Distributions:
Distributions from net investment income	(0.45)	(0.42)	(0.41)	(0.41)	(0.41)
Net Asset Value, End of Period	$10.73	$10.67	$10.52	$10.79	$10.75
Total Return [3]	4.97%	5.55%	1.25%	4.29%	5.16%

Ratios to Average Net Assets:
Net expenses	1.43%	1.45%	1.40%	1.42%	1.37%
Net investment income	4.19%	3.79%	3.72%	3.75%	3.70%
Expense waiver/reimbursement [4]	0.19%	0.20%	0.21%	0.23%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,126	$38,825	$49,205	$59,784	$71,646
Portfolio turnover	36%	56%	37%	16%	60%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$10.67	$10.52	$10.79	$10.75	$10.62
Income From Investment Operations:
Net investment income	0.45	0.42	0.40	0.41 [2]	0.41
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.07	0.15	(0.26)	0.04	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.52	0.57	0.14	0.45	0.54
Less Distributions:
Distributions from net investment income	(0.46)	(0.42)	(0.41)	(0.41)	(0.41)
Net Asset Value, End of Period	$10.73	$10.67	$10.52	$10.79	$10.75
Total Return [3]	5.01%	5.60%	1.28%	4.30%	5.16%
Ratios to Average Net Assets:
Net expenses	1.39%	1.40%	1.38%	1.40%	1.37%
Net investment income	4.24%	3.85%	3.75%	3.78%	3.64%
Expense waiver/reimbursement [4]	0.19%	0.20%	0.21%	0.23%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,205	$40,763	$44,838	$54,449	$32,714
Portfolio turnover	36%	56%	37%	16%	60%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,				Period Ended
	2007	2006	2005 [1]	2004	11/30/2003	[2]
Net Asset Value, Beginning of Period	$10.67	$10.52	$10.79	$10.75	$10.76
Income From Investment Operations:
Net investment income	0.47	0.45	0.43	0.44 [3]	0.28
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.08	0.15	(0.26)	0.04	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.55	0.60	0.17	0.48	0.26
Less Distributions:
Distributions from net investment income	(0.49)	(0.45)	(0.44)	(0.44)	(0.27)
Net Asset Value, End of Period	$10.73	$10.67	$10.52	$10.79	$10.75
Total Return [4]	5.30%	5.91%	1.56%	4.56%	2.39%

Ratios to Average Net Assets:
Net expenses	1.11%	1.10%	1.10%	1.11%	1.10	% [5]
Net investment income	4.55%	4.22%	4.03%	4.09%	4.22	% [5]
Expense waiver/reimbursement [6]	0.19%	0.20%	0.21%	0.23%	0.21	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$81,501	$46,497	$27,591	$29,171	$13,849
Portfolio turnover	36%	56%	37%	16%	60	% [7]

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,050.70	$4.52
Class B Shares	$1,000	$1,047.90	$7.34
Class C Shares	$1,000	$1,048.00	$7.19
Class K Shares	$1,000	$1,049.50	$5.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.66	$4.46
Class B Shares	$1,000	$1,017.90	$7.23
Class C Shares	$1,000	$1,018.05	$7.08
Class K Shares	$1,000	$1,019.50	$5.62

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Class B Shares	1.43%
Class C Shares	1.40%
Class K Shares	1.11%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value for the 12-month reporting period was 5.53% for Class A Shares, 4.97% for Class B Shares, 5.01% for Class C Shares and 5.30% for Class K Shares. The total return of the Lehman Brothers U.S. Aggregate Bond Index, a broad-based securities market index ("LBUSA"), 1 was 6.05% for the 12-month reporting period. The total return for the Lipper Intermediate Investment Grade Debt Category Average 2 was 4.17% during the 12-month reporting period. The fund's total return reflected actual cash flows, transactions costs and other expenses, which were not reflected in the total return of the LBUSA.

During the reporting period, the most significant factors affecting the fund's performance relative to the LBUSA were: (1) the exposure or lack thereof to varying points along the maturity spectrum (referred to as "yield curve strategy"); (2) the allocation of the portfolio among securities of similar types of issues (referred to as "sectors"); and (3) individual security selection within various sectors.

1 The LBUSA is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.

For purposes of the following, the discussion will focus on the performance of the fund's Class A Shares.

MARKET OVERVIEW

Over the 12-month reporting period, interest rate levels fell at all points along the maturity spectrum, in response to both a general slowing of the domestic economy and the onset of a credit crises emanating from the housing slowdown. In the summer months of July and August 2007, mortgage-related data showed significant deterioration in credit quality as delinquency rates rose and virtually all housing indicators moved decisively negative. In this environment, a dramatic "flight to quality" ensued in the bond market, 3 with pure U.S. Treasury securities representing the safe haven for investment dollars. All non-Treasury sectors, including U.S. government agencies, mortgage-backed securities, corporate bonds (both investment-grade and especially high-yield bonds) 4 and emerging market bonds, significantly underperformed comparable maturities. As is typical of a risk-averse investment environment, interest rates fell, with the largest declines occurring in the short-to-intermediate maturities, with much smaller rate declines for longer maturity bonds. As financial market anxiety grew, the Federal Reserve Board reduced the Federal Funds Target Rate by 0.50% at its September 2007 meeting followed by an additional 0.25% rate cut at its October 2007 meeting.

YIELD CURVE

The fund yield curve strategy had a positive effect on fund performance versus the benchmark index. The fund concentrated investments in the short-to-intermediate maturities (3-7 years), while relatively underweighting the longer maturities. Thus the fund was positioned along the "yield curve" to take advantage of those maturities experiencing more sizable rate declines/price increases. For example, the 30-year U.S. Treasury rate fell by 0.18% over the reporting period, while the shorter 5-year and 2-year rates fell by 1.06% and 1.61%, respectively.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

4 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.

SECTOR

Sector allocation provided mixed results relative to the benchmark. The positive effect of the fund's underweight to corporate bonds was largely offset by the fund's overweight to high-quality mortgage-backed securities. 5 As previously discussed, U.S. treasuries were the top performers among all bond sectors.

SECURITY SELECTION

Individual security selection also provided mixed results to the fund's performance. The fund's security selection in the investment-grade and high-yield corporate bond sectors performed better than their respective Lehman Brothers corporate indices. Thus, the fund had the benefit of being both underweight in corporate bond sectors (sector allocation) and providing out-performance within the corporate sectors (security selection). On the other hand, the performance of the Lehman Brothers Mortgage-Backed Securities Index 6 was better than the fund's security selection in the mortgage sector. The fund felt the negative effects of the Mortgage sector overweight (sector allocation) and relative underperformance in the Mortgage sector (security selection).

5 Investing in certain mortgage-backed securities may result in special risks such as the risk of receiving unscheduled principal payments. This may result in the fund receiving a lower rate of interest.

6 The Lehman Brother Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Total Return Bond Fund (Class A Shares) (the "Fund") from August 16, 2001 (start of performance) to November 30, 2007, compared to the Lehman Brothers U.S. Aggregate Index (LBUSA) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2007
1 Year	0.81%
5 Years	3.81%
Start of Performance (8/16/2001)	4.25%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSA and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBUSA and the LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Total Return Bond Fund (Class B Shares) (the "Fund") from August 3, 2001 (start of performance) to November 30, 2007, compared to the Lehman Brothers U.S. Aggregate Index (LBUSA) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2007
1 Year	(0.53)%
5 Years	3.89%
Start of Performance (8/3/2001)	4.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The ending value of the Fund reflects a contingent deferred sales charge of 1.00% on any redemptions less than six years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSA and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBUSA and the LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Total Return Bond Fund (Class C Shares) (the "Fund") from August 2, 2001 (start of performance) to November 30, 2007, compared to the Lehman Brothers U.S. Aggregate Index (LBUSA) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2007
1 Year	4.01%
5 Years	4.26%
Start of Performance (8/2/2001)	4.61%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the 1.00% contingent deferred sales charge, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSA and the LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSA and the LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operation on April 8, 2003. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,000 1 in Federated Total Return Bond Fund (Class K Shares) (the "Fund") from November 30, 1997 to November 30, 2007, compared to the Lehman Brothers U.S. Aggregate Index (LBUSA) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns for the Period Ended 11/30/2007
1 Year	5.30%
5 Years	4.52%
10 Years	5.27%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSA and the LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBUSA and the LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Mortgage-Backed Securities [3]	33.4%
Corporate Debt Securities	22.4%
U.S. Treasury Securities [4]	16.3%
Collateralized Mortgage Obligations	11.1%
Government/Agencies	10.9%
Asset-Backed Securities	4.7%
Adjustable Rate Mortgage	3.0%
Derivative Contracts [5,6]	0.0%
Securities Lending Collateral [7]	20.7%
Other Security Types [6,8]	0.0%
Cash Equivalents [9]	4.7%
Other Assets and Liabilities--Net [10]	(27.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Derivative contracts consist of futures contracts and swap contracts. Based upon net unrealized appreciation (depreciation) on the derivative contracts. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) on notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Represents less than 0.1%.

7 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

8 Other Security Types consist of common stock and preferred stock.

9 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

10 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2007

Principal Amount			Value
		CORPORATE BONDS--16.8%
		Basic Industry - Chemicals--0.2%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,353,584
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,062,787
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	524,194
1,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,043,646
		TOTAL	3,984,211
		Basic Industry - Metals & Mining--0.5%
650,000		Alcan, Inc., 5.00%, 6/1/2015	639,002
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,388,561
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,701,108
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	405,909
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,161,418
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,121,692
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,403,199
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,289,838
		TOTAL	11,110,727
		Basic Industry - Paper--0.4%
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,810,680
380,000		Westvaco Corp., 7.65%, 3/15/2027	398,495
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,116,799
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,011,945
		TOTAL	8,337,919
		Capital Goods - Aerospace & Defense--0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	477,104
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	604,207
100,000		Boeing Capital Corp., Sr. Note, Series XI, 6.813%, 11/15/2009	100,006
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,576,404
1,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	1,872,062
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,302,215
		TOTAL	8,931,998
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Construction Machinery--0.1%
$400,000		Caterpillar Financial Services Corp., Unsub., 4.30%, 6/1/2010	$400,122
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	65,879
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,541,757
100,000		John Deere Capital Corp., Sr. Note, Series D, 5.923%, 12/18/2009	99,934
		TOTAL	3,107,692
		Capital Goods - Diversified Manufacturing--0.3%
1,000,000		Danaher Corp., Note, 6.00%, 10/15/2008	1,013,347
1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,210,754
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,538,703
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	694,672
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,649,712
200,000		Textron Financial Corp., Note, Series E, 6.819%, 12/1/2007	200,009
		TOTAL	7,307,197
		Capital Goods - Environmental--0.1%
2,548,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,600,063
		Capital Goods - Packaging--0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	982,117
		Communications - Media & Cable--0.4%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,280,370
2,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	2,846,549
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,706,356
1,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,194,319
		TOTAL	9,027,594
		Communications - Media Noncable--0.2%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,792,544
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	264,332
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,552,365
		TOTAL	4,609,241
		Communications - Telecom Wireless--0.5%
5,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	7,035,009
1,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,478,834
925,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	1,019,729
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--continued
$460,000		Vodafone Group PLC, 5.35%, 2/27/2012	$467,652
1,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,744,605
		TOTAL	11,745,829
		Communications - Telecom Wirelines--0.3%
500,000		Embarq Corp., 6.738%, 6/1/2013	527,845
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	104,038
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	127,238
100,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	100,507
100,000		GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008	100,855
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	100,053
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	206,302
750,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	837,056
2,620,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	2,712,402
2,220,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,209,733
		TOTAL	7,026,029
		Consumer Cyclical - Automotive--0.4%
1,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,501,381
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,019,638
2,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	1,986,596
945,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	805,265
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	171,094
2,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	2,283,563
		TOTAL	9,767,537
		Consumer Cyclical - Entertainment--0.2%
230,000		International Speedway Corp., 4.20%, 4/15/2009	227,622
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,159,625
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,412,226
1,900,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,986,053
		TOTAL	4,785,526
		Consumer Cyclical - Lodging--0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	845,669
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--0.3%
$775,583	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	$780,583
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	513,313
1,195,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,202,270
1,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,265,498
520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	486,602
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	226,446
600,000		Target Corp., Note, 5.875%, 7/15/2016	605,930
750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	805,246
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	782,790
		TOTAL	6,668,678
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,564,386
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	213,914
		TOTAL	2,778,300
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	67,045
		Consumer Non-Cyclical Food/Beverage--0.4%
1,710,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	1,744,908
1,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,249,242
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,166
1,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,392,090
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,202,034
630,000		PepsiCo, Inc., 4.65%, 2/15/2013	631,137
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	192,337
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	256,653
1,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,640,780
		TOTAL	8,409,347
		Consumer Non-Cyclical Health Care--0.1%
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	883,043
1,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	1,978,797
		TOTAL	2,861,840
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Pharmaceuticals--0.6%
$2,300,000		Abbott Laboratories, 5.15%, 11/30/2012	$2,369,365
2,624,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,657,215
1,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	1,073,016
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	444,696
1,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	1,721,632
725,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	822,039
1,600,000		Wyeth, 5.45%, 4/1/2017	1,620,125
1,750,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,780,347
		TOTAL	12,488,435
		Consumer Non-Cyclical Products--0.1%
700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	736,221
445,000		Snap-On, Inc., 6.25%, 8/15/2011	473,990
		TOTAL	1,210,211
		Consumer Non-Cyclical Tobacco--0.0%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	886,023
		Energy - Independent--0.4%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,072,428
1,420,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	1,451,483
1,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,912,389
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	955,200
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,741,764
150,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	151,484
892,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	891,863
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	654,886
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	935,993
		TOTAL	9,767,490
		Energy - Integrated--0.8%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	144,599
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	4,834,341
5,670,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	5,754,273
4,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	4,670,682
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--continued
$1,361,150	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	$1,393,711
1,200,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,208,274
		TOTAL	18,005,880
		Energy - Oil Field Services--0.1%
1,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,752,895
		Energy - Refining--0.1%
2,020,000		Valero Energy Corp., 7.50%, 4/15/2032	2,334,694
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	870,556
		TOTAL	3,205,250
		Financial Institution - Banking--3.3%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,190,868
50,000		BankBoston NA, Sub. Note, 6.50%, 12/19/2007	50,030
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,286,040
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,762,764
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,884,499
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	100,279
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,534,331
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	1,994,648
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	156,814
537,000		Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	573,389
2,450,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	2,494,003
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013	1,015,563
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	101,375
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,103,811
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,452,655
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,776,157
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	949,422
2,000,000		Household Finance Corp., 6.40%, 6/17/2008	2,011,324
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,241,821
500,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	504,450
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	52,072
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	156,979
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	$1,095,727
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,209,882
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,438,287
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	25,509
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,106,288
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,685,222
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	800,288
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,953,586
1,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,020,416
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,212,795
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,164,222
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,222,361
1,433,333	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,637,259
500,000		SouthTrust Corp., Sub. Note, 7.00%, 11/15/2008	511,461
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,593,963
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	753,581
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,153,818
250,000		U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008	250,422
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	966,995
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,220,383
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	4,464,739
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,491,618
		TOTAL	75,372,116
		Financial Institution - Brokerage--1.7%
30,000		Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008	30,250
550,000		Bear Stearns & Co., Inc., Note, 4.50%, 10/28/2010	529,042
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	5,467,202
975,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,029,247
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	3,154,932
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,450,311
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,056,931
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,505,928
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	$888,789
3,010,000		Invesco PLC, Note, 4.50%, 12/15/2009	3,003,576
750,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	785,995
900,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	966,784
2,401,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	2,589,694
725,000		Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008	722,838
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	1,945,134
2,800,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	2,719,186
2,500,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	2,482,681
4,400,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	4,451,156
500,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 3.70%, 4/21/2008	500,315
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	194,552
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	636,339
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	250,804
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	588,339
440,000		Nuveen Investments, 5.00%, 9/15/2010	400,950
440,000		Nuveen Investments, 5.50%, 9/15/2015	312,400
		TOTAL	38,663,375
		Financial Institution - Finance Noncaptive--0.5%
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	2,004,651
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,753,039
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.65%, 2/15/2008	49,780
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	50,884
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	74,935
1,795,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	1,240,672
250,000		Countrywide Home Loan, Inc., Company Guarantee, 6.25%, 4/15/2009	200,125
150,000		General Electric Capital Corp., Note, Series A, 3.169%, 2/20/2009	149,439
230,000		General Electric Capital Corp., Note, Series A, 4.65%, 6/11/2008	229,641
240,000		General Electric Capital Corp., Note, Series A, 4.80%, 5/30/2008	237,200
500,000		General Electric Capital Corp., Note, Series A, 6.50%, 12/10/2007	500,108
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	205,511
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--continued
$1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	$1,001,777
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	989,412
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,518,198
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	884,654
		TOTAL	11,090,026
		Financial Institution - Insurance - Life--0.4%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,438,214
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,269,551
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,051,930
		TOTAL	8,759,695
		Financial Institution - Insurance - P&C--0.5%
1,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,816,073
625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	613,904
1,500,000		CNA Financial Corp., 6.50%, 8/15/2016	1,536,922
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	867,603
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,765,771
395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	397,136
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,232,371
		TOTAL	10,229,780
		Financial Institution - REITs--0.2%
870,000	[1,2]	Equity One, Inc., Bond, 6.00%, 9/15/2017	864,927
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,032,515
1,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,982,194
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,417,262
		TOTAL	5,296,898
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	921,658
		Government Agency--0.1%
500,000		Private Export Funding Corp., Note, Series D, 5.87%, 7/31/2008	504,718
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	524,624
		TOTAL	1,029,342
Principal Amount			Value
		CORPORATE BONDS--continued
		Municipal Services--0.1%
$790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	$780,046
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,553,620
		TOTAL	2,333,666
		Non-Agency Mortgage--0.1%
2,000,000		Washington Mutual, Inc., Note, 4.00%, 1/15/2009	1,886,590
		Technology--1.1%
2,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,516,258
390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	398,055
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,326,549
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,058,224
2,080,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	2,133,344
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,209,114
850,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	863,128
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,708,706
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,446,142
1,000,000		IBM Corp., Note, 5.375%, 2/1/2009	1,016,613
2,530,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	2,557,672
		TOTAL	24,233,805
		Transportation - Airlines--0.1%
3,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	3,260,786
		Transportation - Railroads--0.2%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,685,318
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,028,429
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	316,893
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,511,651
		TOTAL	5,542,291
		Transportation - Services--0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,023,825
		Utility - Electric--1.1%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,478,696
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	787,728
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	698,183
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	$1,266,992
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	273,625
2,820,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,924,385
1,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	1,689,604
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	991,191
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,225,343
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	844,598
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	710,573
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	3,008,401
550,000		Peco Energy Co., 1st Mtg. Bond, 3.50%, 5/1/2008	546,020
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	1,982,644
2,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	2,345,364
		TOTAL	23,773,347
		Utility - Natural Gas Distributor--0.2%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,499,745
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,511,094
		TOTAL CORPORATE BONDS (IDENTIFIED COST $425,293,387)	381,698,782
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines--0.1%
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,512)	2,026,744
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
43,082		FNMA ARM 681769 1/01/2033	43,081
		Government National Mortgage Association--0.0%
5,641		GNMA2 ARM 80201, 30 Year, 5/20/2028	5,739
2,170		GNMA2 ARM 8717, 10/20/2025	2,195
		TOTAL	7,934
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $52,528)	51,015
Principal Amount			Value
		ASSET-BACKED SECURITIES--4.7%
		Commercial Mortgage--4.7%
$18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	$18,811,688
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	22,662,984
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	16,033,418
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	9,983,594
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	9,910,226
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.319%, 12/15/2043	6,896,575
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.80%, 6/11/2042	23,125,079
		TOTAL	107,423,564
		Home Equity Loan--0.0%
46,415	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	39,452
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $107,048,176)	107,463,016
		GOVERNMENT AGENCIES--9.7%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,500,861
500,000		Federal Farm Credit System, Bond, 4.45%, 2/17/2011	507,531
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,020,501
1,000,000		Federal Farm Credit System, Bond, 4.875%, 11/15/2012	998,866
400,000		Federal Farm Credit System, Bond, 5.00%, 6/6/2012	399,906
500,000		Federal Farm Credit System, Bond, 5.00%, 12/27/2012	499,479
150,000		Federal Farm Credit System, Bond, 5.04%, 1/14/2013	149,874
350,000		Federal Farm Credit System, Bond, 5.35%, 8/8/2013	349,974
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,591,122
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,038,846
500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	521,964
1,000,000		Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008	997,993
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	99,048
400,000		Federal Home Loan Bank System, Bond, 4.00%, 7/16/2013	399,001
200,000		Federal Home Loan Bank System, Bond, 4.22%, 7/30/2010	199,465
250,000		Federal Home Loan Bank System, Bond, 5.00%, 10/5/2012	250,193
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$150,000		Federal Home Loan Bank System, Bond, 5.00%, 4/15/2014	$149,613
60,000,000	[3]	Federal Home Loan Bank System, Bond, 5.125%, 7/30/2008	60,305,742
200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	200,154
1,000,000		Federal Home Loan Bank System, Bond, 5.17%, 2/25/2014	999,105
200,000		Federal Home Loan Bank System, Bond, 5.25%, 5/3/2012	200,023
700,000		Federal Home Loan Bank System, Bond, 5.35%, 10/21/2010	701,405
550,000		Federal Home Loan Bank System, Bond, 5.35%, 9/22/2014	549,414
100,000		Federal Home Loan Bank System, Bond, 6.04%, 2/4/2008	100,353
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	152,180
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	458,301
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 4.50%, 12/30/2008	395,110
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	150,485
250,000		Federal Home Loan Bank System, Bond, Series 6L09, 4.375%, 10/29/2009	249,838
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	61,159
340,000		Federal Home Loan Bank System, Bond, Series E713, 5.50%, 9/12/2013	340,046
150,000		Federal Home Loan Bank System, Bond, Series F809, 4.17%, 11/27/2009	149,740
435,000		Federal Home Loan Bank System, Bond, Series G609, 4.00%, 2/20/2009	434,694
400,000		Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008	405,026
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	202,484
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	100,845
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	101,418
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,489,745
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	198,404
375,000		Federal Home Loan Bank System, Bond, Series SD10, 4.35%, 3/10/2010	374,584
400,000		Federal Home Loan Bank System, Bond, Series UE12, 5.09%, 10/22/2012	399,909
595,000		Federal Home Loan Bank System, Bond, Series V808, 4.00%, 10/27/2008	594,232
300,000		Federal Home Loan Bank System, Bond, Series VX13, 4.875%, 4/11/2013	299,505
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.00%, 6/4/2010	199,336
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	561,304
55,000,000	[3]	Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	56,989,080
200,000		Federal Home Loan Mortgage Corp., Bond, 5.00%, 3/26/2015	199,813
250,000		Federal Home Loan Mortgage Corp., Note, 3.50%, 5/5/2008	249,450
160,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 5/20/2010	159,398
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	$195,285
200,000		Federal Home Loan Mortgage Corp., Note, 4.10%, 10/19/2009	199,656
300,000		Federal Home Loan Mortgage Corp., Note, 4.50%, 5/14/2012	299,173
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	405,588
50,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 12/16/2010	49,998
800,000		Federal Home Loan Mortgage Corp., Note, 4.80%, 4/2/2013	798,933
1,600,000		Federal Home Loan Mortgage Corp., Note, 4/15/2019	840,013
400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 5/23/2012	401,177
400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 12/10/2012	399,560
100,000		Federal Home Loan Mortgage Corp., Note, 5.05%, 4/27/2012	100,265
250,000		Federal Home Loan Mortgage Corp., Note, 5.25%, 2/18/2014	249,760
600,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 7/29/2013	599,975
325,000		Federal Home Loan Mortgage Corp., Note, 5.55%, 2/28/2011	326,199
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,332,352
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	99,169
5,000,000		Federal National Mortgage Association, 3.25%, 1/15/2008	4,990,201
40,000,000		Federal National Mortgage Association, 5.375%, 6/12/2017	42,349,132
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,037,308
244,000		Federal National Mortgage Association, Note, Series 1, 6.00%, 2/22/2016	244,073
250,000		Federal National Mortgage Association, Unsecd. Note, 3.50%, 1/28/2008	249,823
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.00%, 10/28/2009	1,067,524
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	150,755
500,000		Federal National Mortgage Association, Unsecd. Note, 4.25%, 5/21/2012	496,383
375,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 1/28/2011	375,573
500,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 3/28/2012	499,910
350,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 8/24/2012	350,088
400,000		Federal National Mortgage Association, Unsecd. Note, 5.125%, 5/4/2012	401,415
150,000		Federal National Mortgage Association, Unsecd. Note, 5.25%, 1/28/2013	150,286
300,000		Federal National Mortgage Association, Unsecd. Note, 5.40%, 3/28/2013	300,092
400,000		Federal National Mortgage Association, Unsecd. Note, 5.50%, 7/27/2015	400,531
500,000		Federal National Mortgage Association, Unsecd. Note, 5.55%, 6/29/2015	500,137
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$400,000		Federal National Mortgage Association, Unsecd. Note, 5.80%, 7/16/2013	$400,960
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	50,704
500,000		Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008	505,236
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,089,892
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $218,312,710)	220,553,645
		GOVERNMENTS/AGENCIES--0.1%
		Sovereign--0.1%
1,500,000		United Mexican States, 6.625%, 3/3/2015 (IDENTIFIED COST $1,539,584)	1,622,475
		U.S. TREASURY--15.8%
		U.S. Treasury Bonds--0.7%
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,467,397
1,343,000	[4]	United States Treasury Bond, 6.00%, 2/15/2026	1,606,196
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	6,043,018
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,574,821
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,783,519
300,000		United States Treasury Bond, 6.75%, 8/15/2026	388,174
500,000		United States Treasury Bond, 7.25%, 5/15/2016	618,909
		TOTAL	15,482,034
		U.S. Treasury Notes--15.1%
26,257,500	[3]	U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	27,392,268
51,614,000	[3]	U.S. Treasury Inflation Protected Note, 2.50%, 7/15/2016	55,519,864
6,000,000	[3]	United States Treasury Note, 3.875%, 2/15/2013	6,129,184
10,000,000	[3]	United States Treasury Note, 4.125%, 8/31/2012	10,314,241
47,000,000	[3]	United States Treasury Note, 4.25%, 9/30/2012	48,751,770
6,700,000	[3]	United States Treasury Note, 4.50%, 11/30/2011	7,004,016
14,000,000	[3]	United States Treasury Note, 4.50%, 4/30/2012	14,648,774
6,000,000	[3,4]	United States Treasury Note, 4.50%, 2/15/2016	6,264,601
75,000,000	[3]	United States Treasury Note, 4.75%, 8/15/2017	79,763,970
37,000,000	[3]	United States Treasury Note, 4.875%, 6/30/2012	39,316,385
200,000		United States Treasury Note, 5.00%, 8/15/2011	212,507
45,000,000	[3]	United States Treasury Note, 5.125%, 6/30/2011	47,968,511
Principal Amount			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes--continued
$300,000		United States Treasury Note, 6.00%, 8/15/2009	$314,540
100,000		United States Treasury Note, 6.50%, 2/15/2010	107,277
		TOTAL	343,707,908
		TOTAL U.S. TREASURY (IDENTIFIED COST $340,362,126)	359,189,942
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal Home Loan Mortgage Corporation--0.0%
485,347		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	497,313
211,767		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	216,988
63,097		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	64,467
		TOTAL	778,768
		Federal National Mortgage Association--0.1%
430,097		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	435,290
308,379		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	315,546
26,153		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	27,390
715,237		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	720,217
		TOTAL	1,498,443
		Government National Mortgage Association--0.0%
40,822		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	44,462
2,534		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,769
4,595		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,876
1,842		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,954
3,221		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,420
363		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	397
306,289		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	324,300
10,411		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	10,977
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--continued
$13,920		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	$14,733
2,051		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	2,175
455,215		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	442,105
123,428		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	130,149
		TOTAL	982,317
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,218,981)	3,259,528
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.6%
		Commercial Mortgage--1.6%
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,784,885
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	19,923,388
7,120,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class A2, 5.815%, 2/12/2049	7,222,025
		TOTAL	37,930,298
		Federal Home Loan Mortgage Corporation--0.0%
31,146		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	31,122
		Federal National Mortgage Association--0.0%
29,029		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	31,684
11,751		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	12,927
		TOTAL	44,611
		Non-Agency Mortgage--0.0%
11,268	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 8.8371%, 1/28/2027	7,324
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $38,208,856)	38,013,355
Shares			Value
		MUTUAL FUNDS--71.7% [5]
2,081,814		Emerging Markets Fixed Income Core Fund	$45,942,116
95,277,160		Federated Mortgage Core Portfolio	948,960,518
17,665,232		High Yield Bond Portfolio	117,120,491
519,822,635	[6,7]	Prime Value Obligations Fund, Institutional Shares, 4.87%	519,822,635
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,569,849,176)	1,631,845,760
		TOTAL INVESTMENTS--120.6% (IDENTIFIED COST $2,705,900,036) [8]	2,745,724,262
		OTHER ASSETS AND LIABILITIES - NET--(20.6)%	(469,194,529)
		TOTAL NET ASSETS--100%	$2,276,529,733

At November 30, 2007, the Fund had the following open futures contracts:

Descriptions	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9] U.S. Treasury Bond Long Futures	65	$7,617,188	March 2008	$(31,209)

At November 30, 2007, the Fund had the following open swap contracts:

Credit Default Swaps CounterParty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ Depreciation
Lehman Brothers, Inc.	CDXIG8	Sell	0.35%	6/20/2012	$75,000,000	$ (771,289)
Goldman Sachs & Co.	CDXHY9	Buy	3.75%	12/20/2012	$34,000,000	$ 823,780
Merrill Lynch, Pierce, Fenner & Smith	CDXIG9	Sell	0.60%	12/20/2012	$50,000,000	$ 94,542
NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS						$ 147,033

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, these restricted securities amounted to $41,511,749, which represented 1.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At November 30, 2007, these liquid restricted securities amounted to $41,511,749, which represented 1.8% of total net assets.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated companies.

6 All or a portion of this security is held as collateral for securities lending.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $2,707,122,608.

9 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007

Assets:
Total investments in securities, including $1,631,845,760 of investment in affiliated issuers (Note 5) and $453,107,010 of securities loaned (identified cost $2,705,900,036)		$2,745,724,262
Cash		212,410
Income receivable		14,617,387
Receivable for investments sold		50,000,000
Receivable for shares sold		2,887,660
TOTAL ASSETS		2,813,441,719
Liabilities:
Payable for investments purchased	$58,876,711
Payable for shares redeemed	1,783,496
Income distribution payable	5,115,794
Net payable for swap contracts	435,226
Payable for collateral due to broker for securities loaned	469,983,000
Payable for daily variation margin	40,625
Payable for distribution services fee (Note 5)	152,379
Payable for shareholder services fee (Note 5)	200,451
Accrued expenses	324,304
TOTAL LIABILITIES		536,911,986
Net assets for 212,187,537 shares outstanding		$2,276,529,733
Net Assets Consist of:
Paid-in capital		$2,237,472,985
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		39,943,264
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(2,146,016)
Undistributed net investment income		1,259,500
TOTAL NET ASSETS		$2,276,529,733

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,149,887,610 ÷ 107,177,261 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.73
Offering price per share	$10.73
Redemption proceeds per share	$10.73
Institutional Service Shares:
Net asset value per share ($756,089,097 ÷ 70,471,952 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.73
Offering price per share	$10.73
Redemption proceeds per share	$10.73
Class A Shares:
Net asset value per share ($213,720,942 ÷ 19,920,419 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.73
Offering price per share (100/95.50 of $10.73) [1]	$11.24
Redemption proceeds per share	$10.73
Class B Shares:
Net asset value per share ($32,126,262 ÷ 2,994,429 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.73
Offering price per share	$10.73
Redemption proceeds per share (94.50/100 of $10.73) [1]	$10.14
Class C Shares:
Net asset value per share ($43,204,543 ÷ 4,026,995 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.73
Offering price per share	$10.73
Redemption proceeds per share (99.00/100 of $10.73) [1]	$10.62
Class K Shares:
Net asset value per share ($81,501,279 ÷ 7,596,481 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.73
Offering price per share	$10.73
Redemption proceeds per share	$10.73

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2007

Investment Income:
Dividends received from affiliated issuers (Note 5)		$57,606,851
Interest income allocated from affiliated partnership (Note 2 and Note 5)		2,488,867
Interest (including income on securities loaned $568,135)		49,770,478
TOTAL INCOME		109,866,196
Expenses:
Investment adviser fee (Note 5)	$7,789,903
Administrative personnel and services fee (Note 5)	1,538,948
Custodian fees	88,298
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	318,477
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	265,859
Transfer and dividend disbursing agent fees and expenses--Class A Shares	103,328
Transfer and dividend disbursing agent fees and expenses--Class B Shares	34,114
Transfer and dividend disbursing agent fees and expenses--Class C Shares	28,906
Transfer and dividend disbursing agent fees and expenses--Class K Shares	163,271
Directors'/Trustees' fees	23,833
Auditing fees	21,012
Legal fees	9,445
Portfolio accounting fees	250,189
Distribution services fee--Institutional Service Shares (Note 5)	1,715,987
Distribution services fee--Class A Shares (Note 5)	421,116
Distribution services fee--Class B Shares (Note 5)	256,980
Distribution services fee--Class C Shares (Note 5)	304,988
Distribution services fee--Class K Shares (Note 5)	296,267
Shareholder services fee--Institutional Service Shares (Note 5)	1,510,446
Shareholder services fee--Class A Shares (Note 5)	416,868
Shareholder services fee--Class B Shares (Note 5)	85,660
Shareholder services fee--Class C Shares (Note 5)	86,866
Account administration fee--Institutional Service Shares	112,195
Account administration fee--Class A Shares	540
Account administration fee--Class C Shares	9,049

Statement of Operations-continued

Expenses--continued:
Share registration costs		$103,824
Printing and postage		117,745
Insurance premiums		12,778
Taxes		144,994
Miscellaneous		14,821
EXPENSES BEFORE ALLOCATION		16,246,707
Expenses allocated from affiliated partnership (Note 2)		20,314
TOTAL EXPENSES		16,267,021
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,647,357)
Waiver of administrative personnel and services fee (Note 5)	(54,972)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Institutional Shares	(74,570)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Institutional Service Shares	(89,137)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Class K Shares	(450)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(1,372,789)
TOTAL WAIVERS AND REIMBURSEMENTS		(5,239,275)
Net expenses			$11,027,746
Net investment income			98,838,450
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $1,596,275 on sales of investments in affiliated issuers)			2,411,145
Net realized gain on futures contracts			8,814,289
Net realized loss on swap contracts			(335,497)
Net realized gain allocated from affiliated partnership			936,831
Net change in unrealized appreciation of futures contracts			(86,703)
Net change in unrealized depreciation of swap contracts			304,818
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			10,280,717
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			22,325,600
Change in net assets resulting from operations			$121,164,050

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$98,838,450	$70,661,113
Net realized gain (loss) on investments, including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	11,826,768	(7,269,974)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	10,498,832	34,928,265
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	121,164,050	98,319,404
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(51,412,254)	(33,752,922)
Institutional Service Shares	(34,859,944)	(29,666,268)
Class A Shares	(8,139,632)	(4,727,811)
Class B Shares	(1,476,394)	(1,715,244)
Class C Shares	(1,764,281)	(1,707,970)
Class K Shares	(2,730,689)	(1,708,693)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(100,383,194)	(73,278,908)
Share Transactions:
Proceeds from sale of shares	1,094,371,012	711,641,563
Proceed from shares issued in connection with the tax-free transfer of assets from Bryn Mawr Income Common Trust Fund	--	54,469,968
Net asset value of shares issued to shareholders in payment of distributions declared	47,230,750	34,997,060
Cost of shares redeemed	(607,648,038)	(535,931,881)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	533,953,724	265,176,710
Change in net assets	554,734,580	290,217,206
Net Assets:
Beginning of period	1,721,795,153	1,431,577,947
End of period (including undistributed net investment income of $1,259,500 and $2,565,772, respectively)	$2,276,529,733	$1,721,795,153

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return.

On June 23, 2006, the Fund received assets from Bryn Mawr Income Common Trust Fund, as a result of a tax-free reorganization, as follows:

Institutional Service Shares of the Fund Issued	Bryn Mawr Income Common Trust Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of Fund Immediately Prior to Combination	Net Assets of Bryn Mawr Income Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,314,143	$54,469,968	$1,334,585	$1,439,056,923	$54,469,968	$1,493,526,891

1 Unrealized Depreciation is included in the Bryn Mawr Income Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which are managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve a total return on its assets. The Fund's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2007 is $125,000,000. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net payable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain on swap contracts in the Statement of Operations. For the year ended November 30, 2007, the Fund had net realized losses on swap contracts of $335,497.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2007, the Fund had net realized gain on futures contracts of $8,814,289.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2007, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$453,107,010	$469,983,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	56,928,403	$598,947,721	36,804,478	$385,236,532
Shares issued to shareholders in payment of distributions declared	1,195,005	12,578,378	821,989	8,616,817
Shares redeemed	(27,188,847)	(285,788,913)	(18,894,768)	(197,687,323)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	30,934,561	$325,737,186	18,731,699	$196,166,026

Year Ended November 30	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	30,691,047	$321,560,466	18,945,963	$198,445,205
Shares issued in connection with the tax-free transfer of assets from Bryn Mawr Income Common Trust Fund	--	--	5,314,143	54,469,968
Shares issued to shareholders in payment of distributions declared	2,174,541	22,891,007	1,764,676	18,491,343
Shares redeemed	(22,834,759)	(239,728,467)	(23,752,565)	(248,057,292)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	10,030,829	$104,723,006	2,272,217	$23,349,224

Year Ended November 30	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,727,840	$112,880,026	7,079,806	$74,087,158
Shares issued to shareholders in payment of distributions declared	646,186	6,803,102	355,104	3,723,521
Shares redeemed	(4,346,455)	(45,690,438)	(3,323,574)	(34,758,931)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,027,571	$73,992,690	4,111,336	$43,051,748

Year Ended November 30	2007		2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	294,627	$3,099,414	271,329	$2,830,143
Shares issued to shareholders in payment of distributions declared	112,404	1,183,491	128,690	1,348,275
Shares redeemed	(1,051,917)	(11,063,533)	(1,435,839)	(15,001,033)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(644,886)	$(6,780,628)	(1,035,820)	$(10,822,615)

Year Ended November 30	2007		2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,288,383	$13,557,257	808,873	$8,473,829
Shares issued to shareholders in payment of distributions declared	100,856	1,061,984	106,057	1,111,174
Shares redeemed	(1,183,221)	(12,461,847)	(1,354,199)	(14,175,730)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	206,018	$2,157,394	(439,269)	$(4,590,727)

Year Ended November 30	2007		2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	4,209,880	$44,326,128	4,082,389	$42,568,696
Shares issued to shareholders in payment of distributions declared	257,570	2,712,788	162,788	1,705,930
Shares redeemed	(1,229,379)	(12,914,840)	(2,508,317)	(26,251,572)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	3,238,071	34,124,076	1,736,860	$18,023,054
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	50,792,164	$533,953,724	25,377,023	$265,176,710

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, swap contract adjustments and tax allocated income from partnerships.

For the year ended November 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(199,483)	$238,472	$(38,989)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2007 and 2006, was as follows:

	2007	2006
Ordinary income	$100,383,194	$73,278,908

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,258,416
Net unrealized appreciation	$38,604,868
Capital loss carryforwards	$(806,536)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, partnership adjustments and defaulted bonds.

At November 30, 2007, the cost of investments for federal tax purposes was $2,707,122,608. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $38,601,654. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,794,390 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,192,736.

At November 30, 2007, the Fund had a capital loss carryforward of $806,536 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

The Fund used capital loss carryforwards of $10,818,582 to offset taxable capital gains realized during the year ended November 30, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2007, the Adviser voluntarily waived $3,516,032 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $54,972 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Services Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2007, FSC voluntarily waived $1,372,789 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2007, FSC retained $834,444 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2007, FSC retained $13,856 in sales charges from the sale of Class A Shares and $44 from the sale of Class C Shares. FSC also retained $1,225 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2007, FSSC did not receive any fees paid by the Fund. On November 15, 2007, the Fund's Directors approved an amendment to the shareholder services agreement to reduce the shareholder services fee for the Fund's Institutional Shares from up to 0.25% to 0.00%. The amendment to the shareholder services agreement will become effective for the Fund on January 31, 2008. For the year ended November 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2007, the Adviser reimbursed $131,325. Transactions with affiliated companies during the year ended November 30, 2007 are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2007	Value	Dividend Income/ Allocated Interest Income
Emerging Markets Fixed Income Core Fund	1,591,165	1,604,669	1,114,020	2,081,814	$ 45,942,116	$ 2,488,867
Federated Mortgage Core Portfolio	72,524,934	35,784,992	13,032,766	95,277,160	948,960,518	43,728,231
High Yield Bond Portfolio	12,706,256	5,762,751	803,775	17,665,232	117,120,491	8,821,208
Prime Value Obligations Fund, Institutional Shares	--	1,236,298,239	716,475,604	519,822,635	519,822,635	5,057,412
TOTAL OF AFFILIATED TRANSACTIONS	86,822,355	1,279,450,651	731,426,165	634,846,841	$1,631,845,760	$60,095,718

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended November 30, 2007, were as follows:

Purchases	$630,597,074
Sales	$277,597,874

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. Management has concluded that the adoption of FIN 48 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the "Fund") (one of the portfolios constituting Federated Total Return Series, Inc), including the portfolio of investments, as of November 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended November 30, 2004 were audited by another independent registered public accounting firm whose report, dated January 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc. at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 17, 2008

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2007, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 P.O. Box 6396 McLean, VA DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U. S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Prior to June 2006, formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SR. VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28142 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$10.67	$10.52	$10.79	$10.75	$10.62
Income From Investment Operations:
Net investment income	0.56	0.53	0.51	0.52 [2]	0.52
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.06	0.15	(0.26)	0.04	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.62	0.68	0.25	0.56	0.65
Less Distributions:
Distributions from net investment income	(0.56)	(0.53)	(0.52)	(0.52)	(0.52)
Net Asset Value, End of Period	$10.73	$10.67	$10.52	$10.79	$10.75
Total Return [3]	6.09%	6.70%	2.32%	5.35%	6.21%

Ratios to Average Net Assets:
Net expenses	0.36%	0.35%	0.35%	0.36%	0.35%
Net investment income	5.29%	4.92%	4.79%	4.82%	4.73%
Expense waiver/reimbursement [4]	0.20%	0.31%	0.46%	0.49%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,149,888	$813,367	$605,292	$532,223	$509,354
Portfolio turnover	36%	56%	37%	16%	60%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2007	2006	2005	[1]	2004	2003
Net Asset Value, Beginning of Period	$10.67	$10.52	$10.79		$10.75	$10.62
Income From Investment Operations:
Net investment income	0.52	0.50	0.48		0.49 [2]	0.48
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.07	0.15	(0.26)		0.04	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.59	0.65	0.22		0.53	0.62
Less Distributions:
Distributions from net investment income	(0.53)	(0.50)	(0.49)		(0.49)	(0.49)
Net Asset Value, End of Period	$10.73	$10.67	$10.52		$10.79	$10.75
Total Return [3]	5.79%	6.39%	2.03	% [4]	5.03%	5.90%

Ratios to Average Net Assets:
Net expenses	0.64%	0.65%	0.64%		0.66%	0.65%
Net investment income	4.99%	4.61%	4.49%		4.52%	4.41%
Expense waiver/reimbursement [5]	0.40%	0.42%	0.44%		0.45%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$756,089	$644,797	$612,226		$624,721	$442,611
Portfolio turnover	36%	56%	37%		16%	60%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

4 During the year ended November 30, 2005, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on the total return.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2007	Ending Account Value 11/30/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,053.40	$1.85
Institutional Service Shares	$1,000	$1,051.90	$3.29
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.26	$1.83
Institutional Service Shares	$1,000	$1,021.86	$3.24

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.36%
Institutional Service Shares	0.64%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value for the 12-month reporting period was 6.09% for Institutional Shares and 5.79% for Institutional Service Shares. The total return of the Lehman Brothers U.S. Aggregate Bond Index (LBUSA), 1 a broad-based securities market index, was 6.05% for the 12-month reporting period. The total return for the Lipper Intermediate Investment Grade Debt Category Average 2 was 4.17% for the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses, which were not reflected in the total return of the LBUSA.

During the reporting period, the most significant factors affecting the fund's performance relative to the LBUSA were: (1) the exposure or lack thereof to varying points along the maturity spectrum (referred to as "yield curve strategy"); (2) the allocation of the portfolio among securities of similar types of issues (referred to as "sectors"); and (3) individual security selection within various sectors.

1 The LBUSA is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.

For purposes of the following, the discussion will focus on the performance of the fund's Institutional Shares.

Market Overview

During the 12-month reporting period, interest rate levels fell at all points along the maturity spectrum, in response to both a general slowing of the domestic economy and the onset of a credit crises emanating from the housing slowdown. In the summer months of July and August 2007, mortgage-related data showed significant deterioration in credit quality as delinquency rates rose and virtually all housing indicators moved decisively negative. In this environment, a dramatic "flight to quality" ensued in the bond market, 3 with pure U.S. Treasury securities representing the safe haven for investment dollars. All non-treasury sectors including U.S. government agencies, mortgage-backed securities, corporate bonds (both investment-grade and especially high-yield bonds) and emerging market bonds significantly underperformed comparable maturities. As is typical of a risk-averse investment environment, interest rates fell, with the largest declines occurring in the short-to-intermediate maturities, with much smaller rate declines for longer maturity bonds. As financial market anxiety grew, the Federal Reserve Board (the "Fed") reduced the Federal Funds Target Rate by 0.50% at its September 2007 meeting followed by an additional 0.25% rate cut at its October 2007 meeting.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

Yield Curve

The fund yield curve strategy had a positive effect on fund performance versus the benchmark index. The fund concentrated investments in the short-to-intermediate maturities (3-7 years), while relatively underweighting the longer maturities. Thus the fund was positioned along the "yield curve" to take advantage of those maturities experiencing more sizable rate declines/price increases. For example, the 30-year U.S. treasury rate fell by 0.18% over the reporting period, while the shorter 5-year and 2-year rates fell by 1.06% and 1.61%, respectively.

Sector

Sector allocation provided mixed results relative to the benchmark. The positive affect of the fund's underweight to corporate bonds was largely offset by the fund's overweight to high-quality mortgage-backed securities. 4 As previously discussed, U.S. treasuries were the top performers among all bond sectors.

Security Selection

Individual security selection also provided mixed results to the fund's performance. The fund's security selection in the investment-grade and high-yield 5 corporate bond sectors performed better than their respective Lehman Brothers corporate indices. Thus, the fund had the benefit of being both underweight corporate bond sectors (sector allocation) and providing out-performance within the corporate sectors (security selection). On the other hand, the performance of the Lehman Brothers Mortgage-Backed Securities Index 6 was better than the fund's security selection in the mortgage sector. Thus, the fund felt the negative effects of the Mortgage sector overweight (sector allocation) and relative underperformance in the Mortgage sector (security selection).

4 Investing in certain mortgage-backed securities may result in special risks such as the risk of receiving unscheduled principal payments. This may result in the fund receiving a lower rate of interest.

5 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risks of default.

6 The Lehman Brother Mortgage Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages.

GROWTH OF A $100,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Total Return Bond Fund (Institutional Shares) (the "Fund") from November 30, 1997 to November 30, 2007, compared to the Lehman Brothers U.S. Aggregate Index (LBUSA) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns for the Period Ended 11/30/2007
1 Year	6.09%
5 Years	5.32%
10 Years	6.19%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSA and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBUSA and LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Total Return Bond Fund (Institutional Service Shares) (the "Fund") from November 30, 1997 to November 30, 2007, compared to the Lehman Brothers U.S. Aggregate Index (LBUSA) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns for the Period Ended 11/30/2007
1 Year	5.79%
5 Years	5.01%
10 Years	5.87%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSA and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBUSA and LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At November 30, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Mortgage-Backed Securities [3]	33.4%
Corporate Debt Securities	22.4%
U.S. Treasury Securities [4]	16.3%
Collateralized Mortgage Obligations	11.1%
Government/Agencies	10.9%
Asset-Backed Securities	4.7%
Adjustable Rate Mortgage	3.0%
Derivative Contracts [5,6]	0.0%
Securities Lending Collateral [7]	20.7%
Other Security Types [6,8]	0.0%
Cash Equivalents [9]	4.7%
Other Assets and Liabilities--Net [10]	(27.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Derivative Contracts consist of futures contracts and swap contracts. Based upon net unrealized appreciation (depreciation) on the derivative contracts. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) on notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Represents less than 0.1%.

7 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

8 Other Security Types consist of common stock and preferred stock.

9 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

10 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2007

Principal Amount			Value
		CORPORATE BONDS--16.8%
		Basic Industry - Chemicals--0.2%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,353,584
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,062,787
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	524,194
1,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,043,646
		TOTAL	3,984,211
		Basic Industry - Metals & Mining--0.5%
650,000		Alcan, Inc., 5.00%, 6/1/2015	639,002
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,388,561
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,701,108
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	405,909
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,161,418
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,121,692
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,403,199
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,289,838
		TOTAL	11,110,727
		Basic Industry - Paper--0.4%
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,810,680
380,000		Westvaco Corp., 7.65%, 3/15/2027	398,495
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,116,799
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,011,945
		TOTAL	8,337,919
		Capital Goods - Aerospace & Defense--0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	477,104
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	604,207
100,000		Boeing Capital Corp., Sr. Note, Series XI, 6.813%, 11/15/2009	100,006
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,576,404
1,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	1,872,062
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,302,215
		TOTAL	8,931,998
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Construction Machinery--0.1%
$400,000		Caterpillar Financial Services Corp., Unsub., 4.30%, 6/1/2010	$400,122
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	65,879
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,541,757
100,000		John Deere Capital Corp., Sr. Note, Series D, 5.923%, 12/18/2009	99,934
		TOTAL	3,107,692
		Capital Goods - Diversified Manufacturing--0.3%
1,000,000		Danaher Corp., Note, 6.00%, 10/15/2008	1,013,347
1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,210,754
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,538,703
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	694,672
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,649,712
200,000		Textron Financial Corp., Note, Series E, 6.819%, 12/1/2007	200,009
		TOTAL	7,307,197
		Capital Goods - Environmental--0.1%
2,548,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,600,063
		Capital Goods - Packaging--0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	982,117
		Communications - Media & Cable--0.4%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,280,370
2,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	2,846,549
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,706,356
1,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,194,319
		TOTAL	9,027,594
		Communications - Media Noncable--0.2%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,792,544
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	264,332
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,552,365
		TOTAL	4,609,241
		Communications - Telecom Wireless--0.5%
5,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	7,035,009
1,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,478,834
925,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	1,019,729
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--continued
$460,000		Vodafone Group PLC, 5.35%, 2/27/2012	$467,652
1,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,744,605
		TOTAL	11,745,829
		Communications - Telecom Wirelines--0.3%
500,000		Embarq Corp., 6.738%, 6/1/2013	527,845
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	104,038
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	127,238
100,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	100,507
100,000		GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008	100,855
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	100,053
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	206,302
750,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	837,056
2,620,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	2,712,402
2,220,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,209,733
		TOTAL	7,026,029
		Consumer Cyclical - Automotive--0.4%
1,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,501,381
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,019,638
2,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	1,986,596
945,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	805,265
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	171,094
2,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	2,283,563
		TOTAL	9,767,537
		Consumer Cyclical - Entertainment--0.2%
230,000		International Speedway Corp., 4.20%, 4/15/2009	227,622
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,159,625
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,412,226
1,900,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,986,053
		TOTAL	4,785,526
		Consumer Cyclical - Lodging--0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	845,669
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--0.3%
$775,583	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	$780,583
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	513,313
1,195,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,202,270
1,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,265,498
520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	486,602
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	226,446
600,000		Target Corp., Note, 5.875%, 7/15/2016	605,930
750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	805,246
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	782,790
		TOTAL	6,668,678
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,564,386
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	213,914
		TOTAL	2,778,300
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	67,045
		Consumer Non-Cyclical Food/Beverage--0.4%
1,710,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	1,744,908
1,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,249,242
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,166
1,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,392,090
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,202,034
630,000		PepsiCo, Inc., 4.65%, 2/15/2013	631,137
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	192,337
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	256,653
1,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,640,780
		TOTAL	8,409,347
		Consumer Non-Cyclical Health Care--0.1%
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	883,043
1,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	1,978,797
		TOTAL	2,861,840
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Pharmaceuticals--0.6%
$2,300,000		Abbott Laboratories, 5.15%, 11/30/2012	$2,369,365
2,624,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,657,215
1,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	1,073,016
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	444,696
1,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	1,721,632
725,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	822,039
1,600,000		Wyeth, 5.45%, 4/1/2017	1,620,125
1,750,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,780,347
		TOTAL	12,488,435
		Consumer Non-Cyclical Products--0.1%
700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	736,221
445,000		Snap-On, Inc., 6.25%, 8/15/2011	473,990
		TOTAL	1,210,211
		Consumer Non-Cyclical Tobacco--0.0%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	886,023
		Energy - Independent--0.4%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,072,428
1,420,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	1,451,483
1,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,912,389
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	955,200
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,741,764
150,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	151,484
892,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	891,863
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	654,886
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	935,993
		TOTAL	9,767,490
		Energy - Integrated--0.8%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	144,599
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	4,834,341
5,670,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	5,754,273
4,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	4,670,682
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--continued
$1,361,150	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	$1,393,711
1,200,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,208,274
		TOTAL	18,005,880
		Energy - Oil Field Services--0.1%
1,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,752,895
		Energy - Refining--0.1%
2,020,000		Valero Energy Corp., 7.50%, 4/15/2032	2,334,694
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	870,556
		TOTAL	3,205,250
		Financial Institution - Banking--3.3%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,190,868
50,000		BankBoston NA, Sub. Note, 6.50%, 12/19/2007	50,030
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,286,040
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,762,764
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,884,499
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	100,279
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,534,331
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	1,994,648
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	156,814
537,000		Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	573,389
2,450,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	2,494,003
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013	1,015,563
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	101,375
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,103,811
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,452,655
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,776,157
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	949,422
2,000,000		Household Finance Corp., 6.40%, 6/17/2008	2,011,324
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,241,821
500,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	504,450
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	52,072
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	156,979
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	$1,095,727
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,209,882
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,438,287
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	25,509
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,106,288
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,685,222
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	800,288
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,953,586
1,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,020,416
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,212,795
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,164,222
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,222,361
1,433,333	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,637,259
500,000		SouthTrust Corp., Sub. Note, 7.00%, 11/15/2008	511,461
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,593,963
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	753,581
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,153,818
250,000		U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008	250,422
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	966,995
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,220,383
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	4,464,739
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,491,618
		TOTAL	75,372,116
		Financial Institution - Brokerage--1.7%
30,000		Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008	30,250
550,000		Bear Stearns & Co., Inc., Note, 4.50%, 10/28/2010	529,042
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	5,467,202
975,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,029,247
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	3,154,932
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,450,311
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,056,931
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,505,928
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	$888,789
3,010,000		Invesco PLC, Note, 4.50%, 12/15/2009	3,003,576
750,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	785,995
900,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	966,784
2,401,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	2,589,694
725,000		Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008	722,838
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	1,945,134
2,800,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	2,719,186
2,500,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	2,482,681
4,400,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	4,451,156
500,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 3.70%, 4/21/2008	500,315
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	194,552
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	636,339
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	250,804
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	588,339
440,000		Nuveen Investments, 5.00%, 9/15/2010	400,950
440,000		Nuveen Investments, 5.50%, 9/15/2015	312,400
		TOTAL	38,663,375
		Financial Institution - Finance Noncaptive--0.5%
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	2,004,651
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,753,039
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.65%, 2/15/2008	49,780
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	50,884
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	74,935
1,795,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	1,240,672
250,000		Countrywide Home Loan, Inc., Company Guarantee, 6.25%, 4/15/2009	200,125
150,000		General Electric Capital Corp., Note, Series A, 3.169%, 2/20/2009	149,439
230,000		General Electric Capital Corp., Note, Series A, 4.65%, 6/11/2008	229,641
240,000		General Electric Capital Corp., Note, Series A, 4.80%, 5/30/2008	237,200
500,000		General Electric Capital Corp., Note, Series A, 6.50%, 12/10/2007	500,108
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	205,511
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--continued
$1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	$1,001,777
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	989,412
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,518,198
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	884,654
		TOTAL	11,090,026
		Financial Institution - Insurance - Life--0.4%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,438,214
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,269,551
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,051,930
		TOTAL	8,759,695
		Financial Institution - Insurance - P&C--0.5%
1,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,816,073
625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	613,904
1,500,000		CNA Financial Corp., 6.50%, 8/15/2016	1,536,922
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	867,603
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,765,771
395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	397,136
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,232,371
		TOTAL	10,229,780
		Financial Institution - REITs--0.2%
870,000	[1,2]	Equity One, Inc., Bond, 6.00%, 9/15/2017	864,927
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,032,515
1,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,982,194
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,417,262
		TOTAL	5,296,898
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	921,658
		Government Agency--0.1%
500,000		Private Export Funding Corp., Note, Series D, 5.87%, 7/31/2008	504,718
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	524,624
		TOTAL	1,029,342
Principal Amount			Value
		CORPORATE BONDS--continued
		Municipal Services--0.1%
$790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	$780,046
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,553,620
		TOTAL	2,333,666
		Non-Agency Mortgage--0.1%
2,000,000		Washington Mutual, Inc., Note, 4.00%, 1/15/2009	1,886,590
		Technology--1.1%
2,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,516,258
390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	398,055
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,326,549
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,058,224
2,080,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	2,133,344
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,209,114
850,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	863,128
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,708,706
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,446,142
1,000,000		IBM Corp., Note, 5.375%, 2/1/2009	1,016,613
2,530,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	2,557,672
		TOTAL	24,233,805
		Transportation - Airlines--0.1%
3,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	3,260,786
		Transportation - Railroads--0.2%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,685,318
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,028,429
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	316,893
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,511,651
		TOTAL	5,542,291
		Transportation - Services--0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,023,825
		Utility - Electric--1.1%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,478,696
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	787,728
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	698,183
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	$1,266,992
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	273,625
2,820,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,924,385
1,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	1,689,604
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	991,191
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,225,343
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	844,598
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	710,573
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	3,008,401
550,000		Peco Energy Co., 1st Mtg. Bond, 3.50%, 5/1/2008	546,020
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	1,982,644
2,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	2,345,364
		TOTAL	23,773,347
		Utility - Natural Gas Distributor--0.2%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,499,745
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,511,094
		TOTAL CORPORATE BONDS (IDENTIFIED COST $425,293,387)	381,698,782
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines--0.1%
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,512)	2,026,744
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
43,082		FNMA ARM 681769 1/01/2033	43,081
		Government National Mortgage Association--0.0%
5,641		GNMA2 ARM 80201, 30 Year, 5/20/2028	5,739
2,170		GNMA2 ARM 8717, 10/20/2025	2,195
		TOTAL	7,934
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $52,528)	51,015
Principal Amount			Value
		ASSET-BACKED SECURITIES--4.7%
		Commercial Mortgage--4.7%
$18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	$18,811,688
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	22,662,984
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	16,033,418
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	9,983,594
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	9,910,226
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.319%, 12/15/2043	6,896,575
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.80%, 6/11/2042	23,125,079
		TOTAL	107,423,564
		Home Equity Loan--0.0%
46,415	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	39,452
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $107,048,176)	107,463,016
		GOVERNMENT AGENCIES--9.7%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,500,861
500,000		Federal Farm Credit System, Bond, 4.45%, 2/17/2011	507,531
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,020,501
1,000,000		Federal Farm Credit System, Bond, 4.875%, 11/15/2012	998,866
400,000		Federal Farm Credit System, Bond, 5.00%, 6/6/2012	399,906
500,000		Federal Farm Credit System, Bond, 5.00%, 12/27/2012	499,479
150,000		Federal Farm Credit System, Bond, 5.04%, 1/14/2013	149,874
350,000		Federal Farm Credit System, Bond, 5.35%, 8/8/2013	349,974
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,591,122
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,038,846
500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	521,964
1,000,000		Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008	997,993
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	99,048
400,000		Federal Home Loan Bank System, Bond, 4.00%, 7/16/2013	399,001
200,000		Federal Home Loan Bank System, Bond, 4.22%, 7/30/2010	199,465
250,000		Federal Home Loan Bank System, Bond, 5.00%, 10/5/2012	250,193
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$150,000		Federal Home Loan Bank System, Bond, 5.00%, 4/15/2014	$149,613
60,000,000	[3]	Federal Home Loan Bank System, Bond, 5.125%, 7/30/2008	60,305,742
200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	200,154
1,000,000		Federal Home Loan Bank System, Bond, 5.17%, 2/25/2014	999,105
200,000		Federal Home Loan Bank System, Bond, 5.25%, 5/3/2012	200,023
700,000		Federal Home Loan Bank System, Bond, 5.35%, 10/21/2010	701,405
550,000		Federal Home Loan Bank System, Bond, 5.35%, 9/22/2014	549,414
100,000		Federal Home Loan Bank System, Bond, 6.04%, 2/4/2008	100,353
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	152,180
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	458,301
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 4.50%, 12/30/2008	395,110
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	150,485
250,000		Federal Home Loan Bank System, Bond, Series 6L09, 4.375%, 10/29/2009	249,838
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	61,159
340,000		Federal Home Loan Bank System, Bond, Series E713, 5.50%, 9/12/2013	340,046
150,000		Federal Home Loan Bank System, Bond, Series F809, 4.17%, 11/27/2009	149,740
435,000		Federal Home Loan Bank System, Bond, Series G609, 4.00%, 2/20/2009	434,694
400,000		Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008	405,026
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	202,484
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	100,845
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	101,418
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,489,745
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	198,404
375,000		Federal Home Loan Bank System, Bond, Series SD10, 4.35%, 3/10/2010	374,584
400,000		Federal Home Loan Bank System, Bond, Series UE12, 5.09%, 10/22/2012	399,909
595,000		Federal Home Loan Bank System, Bond, Series V808, 4.00%, 10/27/2008	594,232
300,000		Federal Home Loan Bank System, Bond, Series VX13, 4.875%, 4/11/2013	299,505
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.00%, 6/4/2010	199,336
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	561,304
55,000,000	[3]	Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	56,989,080
200,000		Federal Home Loan Mortgage Corp., Bond, 5.00%, 3/26/2015	199,813
250,000		Federal Home Loan Mortgage Corp., Note, 3.50%, 5/5/2008	249,450
160,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 5/20/2010	159,398
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	$195,285
200,000		Federal Home Loan Mortgage Corp., Note, 4.10%, 10/19/2009	199,656
300,000		Federal Home Loan Mortgage Corp., Note, 4.50%, 5/14/2012	299,173
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	405,588
50,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 12/16/2010	49,998
800,000		Federal Home Loan Mortgage Corp., Note, 4.80%, 4/2/2013	798,933
1,600,000		Federal Home Loan Mortgage Corp., Note, 4/15/2019	840,013
400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 5/23/2012	401,177
400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 12/10/2012	399,560
100,000		Federal Home Loan Mortgage Corp., Note, 5.05%, 4/27/2012	100,265
250,000		Federal Home Loan Mortgage Corp., Note, 5.25%, 2/18/2014	249,760
600,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 7/29/2013	599,975
325,000		Federal Home Loan Mortgage Corp., Note, 5.55%, 2/28/2011	326,199
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,332,352
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	99,169
5,000,000		Federal National Mortgage Association, 3.25%, 1/15/2008	4,990,201
40,000,000		Federal National Mortgage Association, 5.375%, 6/12/2017	42,349,132
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,037,308
244,000		Federal National Mortgage Association, Note, Series 1, 6.00%, 2/22/2016	244,073
250,000		Federal National Mortgage Association, Unsecd. Note, 3.50%, 1/28/2008	249,823
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.00%, 10/28/2009	1,067,524
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	150,755
500,000		Federal National Mortgage Association, Unsecd. Note, 4.25%, 5/21/2012	496,383
375,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 1/28/2011	375,573
500,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 3/28/2012	499,910
350,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 8/24/2012	350,088
400,000		Federal National Mortgage Association, Unsecd. Note, 5.125%, 5/4/2012	401,415
150,000		Federal National Mortgage Association, Unsecd. Note, 5.25%, 1/28/2013	150,286
300,000		Federal National Mortgage Association, Unsecd. Note, 5.40%, 3/28/2013	300,092
400,000		Federal National Mortgage Association, Unsecd. Note, 5.50%, 7/27/2015	400,531
500,000		Federal National Mortgage Association, Unsecd. Note, 5.55%, 6/29/2015	500,137
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$400,000		Federal National Mortgage Association, Unsecd. Note, 5.80%, 7/16/2013	$400,960
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	50,704
500,000		Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008	505,236
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,089,892
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $218,312,710)	220,553,645
		GOVERNMENTS/AGENCIES--0.1%
		Sovereign--0.1%
1,500,000		United Mexican States, 6.625%, 3/3/2015 (IDENTIFIED COST $1,539,584)	1,622,475
		U.S. TREASURY--15.8%
		U.S. Treasury Bonds--0.7%
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,467,397
1,343,000	[4]	United States Treasury Bond, 6.00%, 2/15/2026	1,606,196
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	6,043,018
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,574,821
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,783,519
300,000		United States Treasury Bond, 6.75%, 8/15/2026	388,174
500,000		United States Treasury Bond, 7.25%, 5/15/2016	618,909
		TOTAL	15,482,034
		U.S. Treasury Notes--15.1%
26,257,500	[3]	U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	27,392,268
51,614,000	[3]	U.S. Treasury Inflation Protected Note, 2.50%, 7/15/2016	55,519,864
6,000,000	[3]	United States Treasury Note, 3.875%, 2/15/2013	6,129,184
10,000,000	[3]	United States Treasury Note, 4.125%, 8/31/2012	10,314,241
47,000,000	[3]	United States Treasury Note, 4.25%, 9/30/2012	48,751,770
6,700,000	[3]	United States Treasury Note, 4.50%, 11/30/2011	7,004,016
14,000,000	[3]	United States Treasury Note, 4.50%, 4/30/2012	14,648,774
6,000,000	[3,4]	United States Treasury Note, 4.50%, 2/15/2016	6,264,601
75,000,000	[3]	United States Treasury Note, 4.75%, 8/15/2017	79,763,970
37,000,000	[3]	United States Treasury Note, 4.875%, 6/30/2012	39,316,385
200,000		United States Treasury Note, 5.00%, 8/15/2011	212,507
45,000,000	[3]	United States Treasury Note, 5.125%, 6/30/2011	47,968,511
Principal Amount			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes--continued
$300,000		United States Treasury Note, 6.00%, 8/15/2009	$314,540
100,000		United States Treasury Note, 6.50%, 2/15/2010	107,277
		TOTAL	343,707,908
		TOTAL U.S. TREASURY (IDENTIFIED COST $340,362,126)	359,189,942
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal Home Loan Mortgage Corporation--0.0%
485,347		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	497,313
211,767		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	216,988
63,097		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	64,467
		TOTAL	778,768
		Federal National Mortgage Association--0.1%
430,097		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	435,290
308,379		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	315,546
26,153		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	27,390
715,237		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	720,217
		TOTAL	1,498,443
		Government National Mortgage Association--0.0%
40,822		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	44,462
2,534		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,769
4,595		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,876
1,842		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,954
3,221		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,420
363		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	397
306,289		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	324,300
10,411		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	10,977
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--continued
$13,920		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	$14,733
2,051		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	2,175
455,215		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	442,105
123,428		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	130,149
		TOTAL	982,317
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,218,981)	3,259,528
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.6%
		Commercial Mortgage--1.6%
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,784,885
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	19,923,388
7,120,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class A2, 5.815%, 2/12/2049	7,222,025
		TOTAL	37,930,298
		Federal Home Loan Mortgage Corporation--0.0%
31,146		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	31,122
		Federal National Mortgage Association--0.0%
29,029		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	31,684
11,751		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	12,927
		TOTAL	44,611
		Non-Agency Mortgage--0.0%
11,268	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 8.8371%, 1/28/2027	7,324
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $38,208,856)	38,013,355
Shares			Value
		MUTUAL FUNDS--71.7% [5]
2,081,814		Emerging Markets Fixed Income Core Fund	$45,942,116
95,277,160		Federated Mortgage Core Portfolio	948,960,518
17,665,232		High Yield Bond Portfolio	117,120,491
519,822,635	[6,7]	Prime Value Obligations Fund, Institutional Shares, 4.87%	519,822,635
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,569,849,176)	1,631,845,760
		TOTAL INVESTMENTS--120.6% (IDENTIFIED COST $2,705,900,036) [8]	2,745,724,262
		OTHER ASSETS AND LIABILITIES - NET--(20.6)%	(469,194,529)
		TOTAL NET ASSETS--100%	$2,276,529,733

At November 30, 2007, the Fund had the following open futures contracts:

Descriptions	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9] U.S. Treasury Bond Long Futures	65	$7,617,188	March 2008	$(31,209)

At November 30, 2007, the Fund had the following open swap contracts:

Credit Default Swaps CounterParty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ Depreciation
Lehman Brothers, Inc.	CDXIG8	Sell	0.35%	6/20/2012	$75,000,000	$ (771,289)
Goldman Sachs & Co.	CDXHY9	Buy	3.75%	12/20/2012	$34,000,000	$ 823,780
Merrill Lynch, Pierce, Fenner & Smith	CDXIG9	Sell	0.60%	12/20/2012	$50,000,000	$ 94,542
NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS						$ 147,033

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, these restricted securities amounted to $41,511,749, which represented 1.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At November 30, 2007, these liquid restricted securities amounted to $41,511,749, which represented 1.8% of total net assets.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated companies.

6 All or a portion of this security is held as collateral for securities lending.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $2,707,122,608.

9 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2007

Assets:
Total investments in securities, including $1,631,845,760 of investment in affiliated issuers (Note 5) and $453,107,010 of securities loaned (identified cost $2,705,900,036)		$2,745,724,262
Cash		212,410
Income receivable		14,617,387
Receivable for investments sold		50,000,000
Receivable for shares sold		2,887,660
TOTAL ASSETS		2,813,441,719
Liabilities:
Payable for investments purchased	$58,876,711
Payable for shares redeemed	1,783,496
Income distribution payable	5,115,794
Net payable for swap contracts	435,226
Payable for collateral due to broker for securities loaned	469,983,000
Payable for daily variation margin	40,625
Payable for distribution services fee (Note 5)	152,379
Payable for shareholder services fee (Note 5)	200,451
Accrued expenses	324,304
TOTAL LIABILITIES		536,911,986
Net assets for 212,187,537 shares outstanding		$2,276,529,733
Net Assets Consist of:
Paid-in capital		$2,237,472,985
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		39,943,264
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(2,146,016)
Undistributed net investment income		1,259,500
TOTAL NET ASSETS		$2,276,529,733

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,149,887,610 ÷ 107,177,261 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.73
Offering price per share	$10.73
Redemption proceeds per share	$10.73
Institutional Service Shares:
Net asset value per share ($756,089,097 ÷ 70,471,952 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.73
Offering price per share	$10.73
Redemption proceeds per share	$10.73
Class A Shares:
Net asset value per share ($213,720,942 ÷ 19,920,419 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.73
Offering price per share (100/95.50 of $10.73) [1]	$11.24
Redemption proceeds per share	$10.73
Class B Shares:
Net asset value per share ($32,126,262 ÷ 2,994,429 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.73
Offering price per share	$10.73
Redemption proceeds per share (94.50/100 of $10.73) [1]	$10.14
Class C Shares:
Net asset value per share ($43,204,543 ÷ 4,026,995 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.73
Offering price per share	$10.73
Redemption proceeds per share (99.00/100 of $10.73) [1]	$10.62
Class K Shares:
Net asset value per share ($81,501,279 ÷ 7,596,481 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.73
Offering price per share	$10.73
Redemption proceeds per share	$10.73

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2007

Investment Income:
Dividends received from affiliated issuers (Note 5)		$57,606,851
Interest income allocated from affiliated partnership (Note 2 and Note 5)		2,488,867
Interest (including income on securities loaned $568,135)		49,770,478
TOTAL INCOME		109,866,196
Expenses:
Investment adviser fee (Note 5)	$7,789,903
Administrative personnel and services fee (Note 5)	1,538,948
Custodian fees	88,298
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	318,477
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	265,859
Transfer and dividend disbursing agent fees and expenses--Class A Shares	103,328
Transfer and dividend disbursing agent fees and expenses--Class B Shares	34,114
Transfer and dividend disbursing agent fees and expenses--Class C Shares	28,906
Transfer and dividend disbursing agent fees and expenses--Class K Shares	163,271
Directors'/Trustees' fees	23,833
Auditing fees	21,012
Legal fees	9,445
Portfolio accounting fees	250,189
Distribution services fee--Institutional Service Shares (Note 5)	1,715,987
Distribution services fee--Class A Shares (Note 5)	421,116
Distribution services fee--Class B Shares (Note 5)	256,980
Distribution services fee--Class C Shares (Note 5)	304,988
Distribution services fee--Class K Shares (Note 5)	296,267
Shareholder services fee--Institutional Service Shares (Note 5)	1,510,446
Shareholder services fee--Class A Shares (Note 5)	416,868
Shareholder services fee--Class B Shares (Note 5)	85,660
Shareholder services fee--Class C Shares (Note 5)	86,866
Account administration fee--Institutional Service Shares	112,195
Account administration fee--Class A Shares	540
Account administration fee--Class C Shares	9,049

Statement of Operations-continued

Expenses--continued:
Share registration costs		$103,824
Printing and postage		117,745
Insurance premiums		12,778
Taxes		144,994
Miscellaneous		14,821
EXPENSES BEFORE ALLOCATION		16,246,707
Expenses allocated from affiliated partnership (Note 2)		20,314
TOTAL EXPENSES		16,267,021
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,647,357)
Waiver of administrative personnel and services fee (Note 5)	(54,972)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Institutional Shares	(74,570)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Institutional Service Shares	(89,137)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Class K Shares	(450)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(1,372,789)
TOTAL WAIVERS AND REIMBURSEMENTS		(5,239,275)
Net expenses			$11,027,746
Net investment income			98,838,450
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $1,596,275 on sales of investments in affiliated issuers)			2,411,145
Net realized gain on futures contracts			8,814,289
Net realized loss on swap contracts			(335,497)
Net realized gain allocated from affiliated partnership			936,831
Net change in unrealized appreciation of futures contracts			(86,703)
Net change in unrealized depreciation of swap contracts			304,818
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			10,280,717
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			22,325,600
Change in net assets resulting from operations			$121,164,050

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$98,838,450	$70,661,113
Net realized gain (loss) on investments, including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	11,826,768	(7,269,974)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	10,498,832	34,928,265
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	121,164,050	98,319,404
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(51,412,254)	(33,752,922)
Institutional Service Shares	(34,859,944)	(29,666,268)
Class A Shares	(8,139,632)	(4,727,811)
Class B Shares	(1,476,394)	(1,715,244)
Class C Shares	(1,764,281)	(1,707,970)
Class K Shares	(2,730,689)	(1,708,693)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(100,383,194)	(73,278,908)
Share Transactions:
Proceeds from sale of shares	1,094,371,012	711,641,563
Proceed from shares issued in connection with the tax-free transfer of assets from Bryn Mawr Income Common Trust Fund	--	54,469,968
Net asset value of shares issued to shareholders in payment of distributions declared	47,230,750	34,997,060
Cost of shares redeemed	(607,648,038)	(535,931,881)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	533,953,724	265,176,710
Change in net assets	554,734,580	290,217,206
Net Assets:
Beginning of period	1,721,795,153	1,431,577,947
End of period (including undistributed net investment income of $1,259,500 and $2,565,772, respectively)	$2,276,529,733	$1,721,795,153

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2007

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide total return.

On June 23, 2006, the Fund received assets from Bryn Mawr Income Common Trust Fund, as a result of a tax-free reorganization, as follows:

Institutional Service Shares of the Fund Issued	Bryn Mawr Income Common Trust Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of Fund Immediately Prior to Combination	Net Assets of Bryn Mawr Income Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,314,143	$54,469,968	$1,334,585	$1,439,056,923	$54,469,968	$1,493,526,891

1 Unrealized Depreciation is included in the Bryn Mawr Income Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which are managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve a total return on its assets. The Fund's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2007 is $125,000,000. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net payable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain on swap contracts in the Statement of Operations. For the year ended November 30, 2007, the Fund had net realized losses on swap contracts of $335,497.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2007, the Fund had net realized gain on futures contracts of $8,814,289.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2007, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$453,107,010	$469,983,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	56,928,403	$598,947,721	36,804,478	$385,236,532
Shares issued to shareholders in payment of distributions declared	1,195,005	12,578,378	821,989	8,616,817
Shares redeemed	(27,188,847)	(285,788,913)	(18,894,768)	(197,687,323)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	30,934,561	$325,737,186	18,731,699	$196,166,026

Year Ended November 30	2007		2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	30,691,047	$321,560,466	18,945,963	$198,445,205
Shares issued in connection with the tax-free transfer of assets from Bryn Mawr Income Common Trust Fund	--	--	5,314,143	54,469,968
Shares issued to shareholders in payment of distributions declared	2,174,541	22,891,007	1,764,676	18,491,343
Shares redeemed	(22,834,759)	(239,728,467)	(23,752,565)	(248,057,292)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	10,030,829	$104,723,006	2,272,217	$23,349,224

Year Ended November 30	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,727,840	$112,880,026	7,079,806	$74,087,158
Shares issued to shareholders in payment of distributions declared	646,186	6,803,102	355,104	3,723,521
Shares redeemed	(4,346,455)	(45,690,438)	(3,323,574)	(34,758,931)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,027,571	$73,992,690	4,111,336	$43,051,748

Year Ended November 30	2007		2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	294,627	$3,099,414	271,329	$2,830,143
Shares issued to shareholders in payment of distributions declared	112,404	1,183,491	128,690	1,348,275
Shares redeemed	(1,051,917)	(11,063,533)	(1,435,839)	(15,001,033)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(644,886)	$(6,780,628)	(1,035,820)	$(10,822,615)

Year Ended November 30	2007		2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,288,383	$13,557,257	808,873	$8,473,829
Shares issued to shareholders in payment of distributions declared	100,856	1,061,984	106,057	1,111,174
Shares redeemed	(1,183,221)	(12,461,847)	(1,354,199)	(14,175,730)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	206,018	$2,157,394	(439,269)	$(4,590,727)

Year Ended November 30	2007		2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	4,209,880	$44,326,128	4,082,389	$42,568,696
Shares issued to shareholders in payment of distributions declared	257,570	2,712,788	162,788	1,705,930
Shares redeemed	(1,229,379)	(12,914,840)	(2,508,317)	(26,251,572)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	3,238,071	$34,124,076	1,736,860	$18,023,054
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	50,792,164	$533,953,724	25,377,023	$265,176,710

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, swap contract adjustments and tax allocated income from partnerships.

For the year ended November 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(199,483)	$238,472	$(38,989)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2007 and 2006, was as follows:

	2007	2006
Ordinary income	$100,383,194	$73,278,908

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,258,416
Net unrealized appreciation	$38,604,868
Capital loss carryforwards	$(806,536)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, partnership adjustments and defaulted bonds.

At November 30, 2007, the cost of investments for federal tax purposes was $2,707,122,608. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $38,601,654. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,794,390 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,192,736.

At November 30, 2007, the Fund had a capital loss carryforward of $806,536 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

The Fund used capital loss carryforwards of $10,818,582 to offset taxable capital gains realized during the year ended November 30, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2007, the Adviser voluntarily waived $3,516,032 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $54,972 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Services Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2007, FSC voluntarily waived $1,372,789 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2007, FSC retained $834,444 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2007, FSC retained $13,856 in sales charges from the sale of Class A Shares and $44 from the sale of Class C Shares. FSC also retained $1,225 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2007, FSSC did not receive any fees paid by the Fund. On November 15, 2007, the Fund's Directors approved an amendment to the shareholder services agreement to reduce the shareholder services fee for the Fund's Institutional Shares from up to 0.25% to 0.00%. The amendment to the shareholder services agreement will become effective for the Fund on January 31, 2008. For the year ended November 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2007, the Adviser reimbursed $131,325. Transactions with affiliated companies during the year ended November 30, 2007 are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2007	Value	Dividend Income/ Allocated Interest Income
Emerging Markets Fixed Income Core Fund	1,591,165	1,604,669	1,114,020	2,081,814	$ 45,942,116	$ 2,488,867
Federated Mortgage Core Portfolio	72,524,934	35,784,992	13,032,766	95,277,160	948,960,518	43,728,231
High Yield Bond Portfolio	12,706,256	5,762,751	803,775	17,665,232	117,120,491	8,821,208
Prime Value Obligations Fund, Institutional Shares	--	1,236,298,239	716,475,604	519,822,635	519,822,635	5,057,412
TOTAL OF AFFILIATED TRANSACTIONS	86,822,355	1,279,450,651	731,426,165	634,846,841	$1,631,845,760	$60,095,718

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended November 30, 2007, were as follows:

Purchases	$630,597,074
Sales	$277,597,874

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2007, there were no outstanding loans. During the year ended November 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. Management has concluded that the adoption of FIN 48 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the "Fund") (one of the portfolios constituting Federated Total Return Series, Inc.), including the portfolio of investments, as of November 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended November 30, 2004 were audited by another independent registered public accounting firm whose report, dated January 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc. at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 17, 2008

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2007, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 P.O. Box 6396 McLean, VA DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SR. VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q507
Cusip 31428Q101

28123 (1/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's  Board has determined that each member of the following members of the Board's Audit Committee is an "audit committee  financial expert," and is
"independent,"  for  purposes  of this  Item:  Thomas  G.  Bigley,  Nicholas  P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $68,400

                  Fiscal year ended 2006 - $63,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $9,858 and $0
      respectively.  Fiscal year ended 2007- Discussions related to swap contracts.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:,

            Fiscal year ended 2007 - $173,434

            Fiscal year ended 2006 - $169,220

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE       JANUARY 23, 2008

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE   JANUARY 23, 2008